UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

H. Bruce Bond
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments for the three-month period ended January 31, 2009 is set forth below.

	PowerShares India Portfolio
	January 31, 2009 (Unaudited)

	Number of
	Shares		Value
		Common Stocks – 99.9%
		India – 99.9%
		Consumer Discretionary – 4.5%
	6,261	Bosch, Ltd.	$392,040
	35,650	Hero Honda Motor, Ltd.	635,495
	377,458	ITC, Ltd.	1,385,334
	109,116	Tata Motors, Ltd.	324,718
			2,737,587

		Consumer Staples – 8.1%
	850,287	Hindustan Unilever, Ltd.	4,523,564
	14,274	Nestle India, Ltd.	426,782
			4,950,346

		Energy – 29.6%
	280,528	Cairn India, Ltd.*	923,703
	230,567	Essar Oil, Ltd.*	339,124
	117,658	Gail India, Ltd.	464,518
	247,821	Indian Oil Corp., Ltd.	2,238,459
	383,799	Oil and Natural Gas Corp., Ltd.	5,106,327
	224,514	Reliance Industries, Ltd.	6,016,733
	796,294	Reliance Natural Resources, Ltd.*	824,911
	1,215,020	Reliance Petroleum, Ltd.*	2,117,950
			18,031,725

		Financial Services – 11.0%
	80,982	Axis Bank, Ltd.	704,099
	100,181	DLF, Ltd.	355,161
	99,656	HDFC Bank, Ltd.	1,844,563
	38,547	Housing Development Finance Corp., Ltd.	1,193,090
	137,861	ICICI Bank, Ltd.	1,142,326
	622,742	Infrastructure Development Finance Co., Ltd.	721,858
	63,738	Reliance Capital, Ltd.	542,002
	380,918	Unitech, Ltd.	245,153
			6,748,252

		Health Care – 3.4%
	201,390	Cipla, Ltd.	784,526
	50,248	Dr. Reddy's Laboratories, Ltd.	456,266
	38,355	Sun Pharmaceutical Industries, Ltd.	832,545
			2,073,337

		Industrials – 7.7%
	30,285	Bharat Heavy Electricals, Ltd.	806,733
	300,282	Jaiprakash Associates, Ltd.	463,913
	50,240	Larsen & Toubro, Ltd.	699,563
	65,519	Mundra Port and Special Economic Zone, Ltd.	510,494
	145,509	Punj Lloyd, Ltd.	275,402
	80,434	Reliance Infrastructure, Ltd.	933,520
	72,892	Siemens India, Ltd.	300,426
	129,385	Sterlite Industries (India), Ltd.	709,694
			4,699,745

		Information Technology – 13.7%
	221,252	Infosys Technologies, Ltd.	5,810,369
	83,747	Satyam Computer Services, Ltd.	89,416
	125,905	Tata Consultancy Services	1,297,263
	245,610	Wipro, Ltd.	1,142,708
			8,339,756

		Materials – 4.8%
	291,878	Ambuja Cements, Ltd.	416,070
	98,096	Hindustan Zinc, Ltd.	699,419
	29,391	Jindal Steel & Power, Ltd.	621,614
	227,228	Sesa Goa, Ltd.	388,554
	479,529	Steel Authority of India, Ltd.	799,006
			2,924,663

		Telecommunication Services – 9.8%
	226,945	Bharti Airtel, Ltd.*	2,904,201
	449,805	Idea Cellular, Ltd.*	429,173
	588,502	Reliance Communications, Ltd.	2,026,011
	64,715	Tata Communication, Ltd.	596,539
			5,955,924

		Utilities – 7.3%
	603,216	NTPC, Ltd.	2,318,290
	531,284	Power Grid Corporation of India, Ltd.	945,771
	311,399	Reliance Power, Ltd.*	668,693
	33,873	Tata Power Co., Ltd.	519,891
			4,452,645

		Total Common Stocks
		(cost: $91,010,918)	60,913,980

	Principal
	Amount
		Short-Term Instruments – 0.0%
		Grand Cayman – 0.0%
		Time Deposit – 0.0%
		Brown Brothers Harriman & Co.
	$1,012	0.07%, 2/02/09	1,012

		Total Short-Term Instruments
		(cost: $1,012)	1,012

		Total Investments – 99.9%
		(Cost $91,011,930) (a)	$60,914,992
		Cash and other assets, less liabilities – 0.1%	40,368
		Net Assets – 100.0%	$60,955,360

*	Non-income producing security.
(a)	At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $91,011,930. The net
	unrealized depreciation was $30,096,938 which consisted of aggregate gross unrealized appreciation of $850,393
	and aggregate gross unrealized depreciation of $30,947,331.

	The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Supplemental Information

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year.  SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level,

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares India Portfolio	$—	$60,914,992	$—	$60,914,992

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Chief Executive Officer and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the registrant's internal controls that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:  /s/ Bruce Bond
H. Bruce Bond
President (Principal Executive Officer)
Date:   March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Bruce Bond
H. Bruce Bond
President (Principal Executive Officer)
Date:   March 25, 2009

By:  /s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer (Principal Financial Officer)
Date:   March 25, 2009